                 Lincoln National Aggressive Growth Fund, Inc.
                 Lincoln National Social Awareness Fund, Inc.


      SUPPLEMENT DATED OCTOBER 1, 1998 TO THE PROSPECTUS DATED MAY 1, 1998



     The telephone number for Lincoln Life & Annuity Company of New York that is listed on pages 1 and 19 of this prospectus is hereby revised to
(800) 893-7168.